Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Objectives and Strategies
The Company is exposed to fluctuations in crude oil and natural gas prices on the majority of its worldwide production. Apache manages the variability in its cash flows by occasionally entering into derivative transactions on a portion of its crude oil and natural gas production. When appropriate, the Company utilizes various types of derivative financial instruments, including swaps and options, to manage fluctuations in cash flows resulting from changes in commodity prices. As of December 31, 2015, Apache had no open commodity derivative positions.

Derivative Activity Recorded in the Statement of Consolidated Operations
The following table summarizes the effect of derivative instruments on the Company’s statement of consolidated operations:

	Gain (Loss) on Derivatives Recognized in Income	For the Year Ended December 31,
		2015	2014	2013
		(In millions)
Loss on cash flow hedges reclassified from accumulated other comprehensive loss	Oil and Gas Production Revenues	$—	$—	$(16)
Loss for ineffectiveness on cash flow hedges	Revenues and Other: Other	—	—	(1)
Derivatives not designated as cash flow hedges:
Realized loss		—	(16)	(178)
Unrealized gain (loss)		—	300	(221)
Gain (loss) on derivatives not designated as cash flow hedges	Revenues and Other: Other	$—	$284	$(399)

Unrealized gains and losses for derivative activity recorded in the statement of consolidated operations is reflected in the statement of consolidated cash flows as a component of “Other” in “Adjustments to reconcile net income (loss) to net cash provided by operating activities.”